First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
August 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 71.0%
	Construction & Engineering – 0.1%
1,890	Quanta Services, Inc.	$396,654
	Electric Utilities – 13.7%
114,690	Alliant Energy Corp. (b)	5,753,997
94,400	American Electric Power Co., Inc. (b)	7,400,960
9,110	Duke Energy Corp.	808,968
18,930	Emera, Inc. (CAD)	709,595
79,420	Enel S.p.A., ADR	529,334
17,000	Entergy Corp.	1,619,250
26,240	Evergy, Inc.	1,442,413
63,130	Eversource Energy	4,028,957
62,300	Exelon Corp. (b)	2,499,476
18,450	Fortis, Inc. (CAD)	723,554
7,230	IDACORP, Inc.	692,923
40,913	NextEra Energy, Inc.	2,732,988
11,600	Orsted A/S, ADR	247,428
234,890	PPL Corp. (b)	5,853,459
35,650	Xcel Energy, Inc. (b)	2,036,684
		37,079,986
	Energy Equipment & Services – 0.4%
80,600	Archrock, Inc.	1,030,874
	Gas Utilities – 5.3%
18,700	AltaGas Ltd. (CAD)	365,641
27,900	Atmos Energy Corp.	3,235,005
154,200	National Fuel Gas Co.	8,286,708
14,800	New Jersey Resources Corp.	624,116
19,720	ONE Gas, Inc.	1,429,108
13,894	UGI Corp.	349,851
		14,290,429
	Independent Power & Renewable Electricity Producers – 2.1%
222,170	AES (The) Corp. (b)	3,983,508
51,970	Clearway Energy, Inc., Class A	1,218,177
14,170	EDP Renovaveis S.A. (EUR)	259,749
18,940	Northland Power, Inc. (CAD)	358,139
		5,819,573
	Multi-Utilities – 12.2%
147,910	Atco Ltd., Class I (CAD)	4,083,069
17,020	Canadian Utilities Ltd., Class A (CAD)	403,331
10,619	CenterPoint Energy, Inc.	296,164
53,600	CMS Energy Corp.	3,011,784
28,810	DTE Energy Co.	2,978,378
89,000	Public Service Enterprise Group, Inc.	5,436,120
190,640	Sempra	13,386,741
41,320	WEC Energy Group, Inc. (b)	3,475,838
		33,071,425
	Oil, Gas & Consumable Fuels – 35.1%
165,090	BP PLC, ADR (b)	6,138,046
45,178	Cheniere Energy, Inc. (b)	7,373,050
318,590	DT Midstream, Inc.	16,659,071
123,800	Enbridge, Inc.	4,342,904
361,830	Keyera Corp. (CAD)	8,938,636
904,565	Kinder Morgan, Inc. (b)	15,576,609

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
23	ONEOK, Inc.	$1,500
109,230	Shell PLC, ADR (b)	6,782,091
103,070	Targa Resources Corp. (b)	8,889,788
20,455	TC Energy Corp.	738,835
106,730	TotalEnergies SE, ADR	6,714,384
374,750	Williams (The) Cos., Inc. (b)	12,940,117
		95,095,031
	Professional Services – 1.9%
38,000	Jacobs Solutions, Inc. (b)	5,123,160
	Semiconductors & Semiconductor Equipment – 0.1%
2,040	Enphase Energy, Inc. (c)	258,121
	Water Utilities – 0.1%
2,170	American Water Works Co., Inc.	301,066
	Total Common Stocks	192,466,319
	(Cost $193,600,358)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 47.3%
	Chemicals – 0.6%
69,395	Westlake Chemical Partners, L.P.	1,595,391
	Energy Equipment & Services – 0.1%
14,800	USA Compression Partners, L.P.	314,056
	Independent Power & Renewable Electricity Producers – 2.9%
157,618	NextEra Energy Partners, L.P. (b) (d)	7,861,986
	Oil, Gas & Consumable Fuels – 43.7%
99,089	Cheniere Energy Partners, L.P.	5,142,719
1,572,880	Energy Transfer, L.P.	21,186,694
29,780	EnLink Midstream, LLC (d)	370,463
824,240	Enterprise Products Partners, L.P.	21,933,026
432,710	Hess Midstream, L.P., Class A (d)	12,505,319
52,246	Holly Energy Partners, L.P.	1,112,840
354,772	Magellan Midstream Partners, L.P.	23,563,956
240,770	MPLX, L.P.	8,400,465
1,455,078	Plains GP Holdings, L.P., Class A (d)	23,339,451
29,940	Western Midstream Partners, L.P. (b)	799,099
		118,354,032
	Total Master Limited Partnerships	128,125,465
	(Cost $94,599,235)

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS (a) – 6.4%
17,398,682	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.21% (e)	$17,398,682
	(Cost $17,398,682)
	Total Investments – 124.7%	337,990,466
	(Cost $305,598,275)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
(2,221)	AES (The) Corp.	$(3,982,253)	$23.00	09/15/23	(6,663)
(1,146)	Alliant Energy Corp. (f) (g)	(5,749,482)	57.50	09/15/23	0
(944)	American Electric Power Co., Inc.	(7,400,960)	82.50	10/20/23	(69,856)
(1,650)	BP PLC, ADR	(6,134,700)	37.50	09/15/23	(70,950)
(451)	Cheniere Energy, Inc.	(7,360,320)	175.00	09/15/23	(14,432)
(623)	Exelon Corp.	(2,499,476)	42.00	10/20/23	(21,805)
(380)	Jacobs Solutions, Inc.	(5,123,160)	140.00	10/20/23	(50,160)
(6,285)	Kinder Morgan, Inc.	(10,822,770)	18.00	10/20/23	(100,560)
(1,424)	NextEra Energy Partners, L.P.	(7,102,912)	60.00	09/15/23	(4,272)
(1,200)	PPL Corp. (f) (g)	(2,990,400)	29.00	09/15/23	0
(1,148)	PPL Corp.	(2,860,816)	26.00	10/20/23	(22,960)
(1,092)	Shell PLC, ADR	(6,780,228)	63.00	09/15/23	(50,232)
(1,030)	Targa Resources Corp.	(8,883,750)	87.50	09/15/23	(120,510)
(413)	WEC Energy Group, Inc.	(3,474,156)	90.00	10/20/23	(19,617)
(299)	Western Midstream Partners, L.P. (f) (g)	(798,031)	30.00	09/15/23	(299)
(1,500)	Williams (The) Cos., Inc.	(5,179,500)	36.00	10/20/23	(40,500)
(356)	Xcel Energy, Inc.	(2,033,828)	60.00	10/20/23	(18,156)
	Total Call Options Written				(610,972)
	(Premiums received $1,088,567)

Outstanding Loans – (25.9)%	(70,300,000)
Net Other Assets and Liabilities – 1.4%	3,864,991
Net Assets – 100.0%	$270,944,485

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia(1)	5.424%(2)	09/03/24	$36,475,000	2.367%(3)	$1,166,120
N/A(4) (5)	5.330%(6)	10/21/25	303,796	5.320%(7)	(156)
			$36,778,796		$1,165,964
(1) Payment frequency is monthly
(2) SOFR + 0.11448%
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of August 31, 2023.

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
(f)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At August 31, 2023, investments noted as such are valued at $(299) or (0.0)% of net assets.
(g)	This investment’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 8/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 192,466,319	$ 192,466,319	$ —	$ —
Master Limited Partnerships*	128,125,465	128,125,465	—	—
Money Market Funds	17,398,682	17,398,682	—	—
Total Investments	337,990,466	337,990,466	—	—
Interest Rate Swap Agreements	1,166,120	—	1,166,120	—
Total	$ 339,156,586	$ 337,990,466	$ 1,166,120	$—

LIABILITIES TABLE
	Total Value at 8/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (610,972)	$ (591,056)	$ (19,617)	$ (299)
Interest Rate Swap Agreements	(156)	—	(156)	—
Total	$ (611,128)	$ (591,056)	$ (19,773)	$ (299)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.